COMMITMENTS AND CONTINGENCIES - Lessor Minimum Future Rental Receivables (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total	$ 2,585
2024	2,408
2025	177
Thereafter	$ 0